Business Developments [Text Block]	6 Months Ended
Sep. 30, 2016
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Business Developments [Text Block]

2.    BUSINESS DEVELOPMENTS

Mitsubishi UFJ Fund Services’s Acquisition of UBS Global Asset Management’s Alternative Fund Services Business

On December 11, 2015, Mitsubishi UFJ Fund Services Holdings Limited (“Mitsubishi UFJ Fund Services”), a global asset servicing subsidiary of MUTB, acquired the alternative fund services business of UBS Global Asset Management for ¥24,601 million in cash, and thereby recorded goodwill of ¥2,732 million and intangible assets of ¥7,622 million. UBS Global Asset Management is a global fund administrator providing professional services for hedge funds, funds of hedge funds, private equity funds and real estate structures. Mitsubishi UFJ Fund Services has focused on strengthening its operational abilities, to further improve the quality of services, and to expand its global network through acquisitions and investments. The purpose of this transaction is to enhance the MUFG Group’s competitiveness and scale of operations in the global fund administration market with the aim to be a global industry-leading fund administrator. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the six months ended September 30, 2016, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill and intangible assets.

BTMU’s Acquisition of Security Bank Corporation

On April 1, 2016, BTMU acquired newly issued common shares and preferred shares with voting rights of Security Bank Corporation (“Security Bank”), representing in the aggregate approximately 20.0% of Security Bank’s equity interest for ¥91,993 million. Security Bank is listed on the Philippines Stock Exchange and is not part of any local conglomerate in the Philippines. Considering both BTMU’s ownership of the common stock and preferred stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of Security Bank and applied the equity method of accounting for its investment.

MUTB’s Acquisition of Capital Analytics II LLC

On April 30, 2016, MUTB acquired 100% ownership of Capital Analytics II LLC for ¥4,494 million in cash, and thereby recorded goodwill of ¥2,858 million and intangible assets of ¥1,388 million. Capital Analytics II LLC is an overseas fund management company that mainly provides fund administration services for private equity funds. The purpose of this transaction is to diversify global fund administration needs of its Japanese and overseas customers through the utilization of Capital Analytics II LLC’s unparalleled operational expertise and MUFG’s extensive network. During the six months ended September 30, 2016, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill and intangible assets. Upon conclusion of the acquisition, Capital Analytics II LLC was renamed MUFG Capital Analytics LLC.